Average Annual Total Returns - TCW Global Real Estate Fund	Mar. 01, 2021
S&P Global REIT Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(8.11%)	[1]
5 Years	4.81%	[1]
Since Inception	4.18%	[1]
Inception Date	Nov. 28, 2014	[1]
Class I
Average Annual Return:
1 Year	14.65%
5 Years	8.40%
Since Inception	6.53%
Inception Date	Nov. 28, 2014
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	14.53%
5 Years	7.39%
Since Inception	5.48%
Inception Date	Nov. 28, 2014
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	8.70%
5 Years	6.08%
Since Inception	4.58%
Inception Date	Nov. 28, 2014
Class N
Average Annual Return:
1 Year	14.54%
5 Years	8.30%
Since Inception	6.45%
Inception Date	Nov. 28, 2014

[1]	The S&P Global REIT Index serves as a comprehensive benchmark of publicly traded equity REITs listed in both developed and emerging markets.